Stockholders' equity - Shareholders' Agreement (Details)		12 Months Ended
	Aug. 14, 2017	Dec. 31, 2020
Shareholders Agreement
Percentage of shareholders that will be bind by a new shareholders' agreement post merger		15.00%
Valepar Agreement
Shareholders Agreement
Percentage of shareholders that will be bind by a new shareholders' agreement post merger	20.00%